Offsets - Offset: 1	Mar. 31, 2026 USD ($)
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ProShares Trust II
File Number	333-259576
Initial Filing Date	Sep. 15, 2021
Fee Offset Claimed	$ 44,906.60
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 411,609,532.54
Termination / Withdrawal Statement	The registrant has withdrawn the prior registration statement on Form S-3 (File No. 333-259576) initially filed by ProShares Trust II, on behalf of ProShares VIX Short-Term Futures ETF (VIXY), ProShares Ultra VIX Short-Term Futures ETF (UVXY) and ProShares Short VIX Short-Term Futures ETF (SVXY), on September 15, 2021.